16. LEASES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Contract less than 12 months	R$ 549	R$ 10,819
Lower Assets value	9,563	3,853
Variable lease payments	270,449	177,460
Disclosure - 16. LEASES (Details 4)	R$ 280,561	R$ 192,132